Financial Instruments - Maturity Dates for Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 1,105	$ 1,079
Accrued liabilities	4,255	4,525
Long-term debt	16,617	18,819
Other long-term liabilities	11,936	9,302
Interest and other financing expense	1,039	673	$ 691
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	16,707	18,909
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	441
Less than 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	1,105	1,079
Accrued liabilities	4,255	4,525
Other long-term liabilities	381	263
Lease payments included In liablities	373	255
Less than 1 year | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	441	2,400
Interest and other financing expense	971	1,024
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	5,637
1 to less than 2 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0	0
Accrued liabilities	0	0
Other long-term liabilities	268	187
Lease payments included In liablities	268	187
1 to less than 2 years | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	5,637	941
Interest and other financing expense	910	951
2 to less than 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0	0
Accrued liabilities	0	0
Other long-term liabilities	659	405
Lease payments included In liablities	654	405
2 to less than 5 years | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	2,489	7,494
Interest and other financing expense	1,860	1,978
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,140
Thereafter | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0	0
Accrued liabilities	0	0
Other long-term liabilities	1,863	617
Lease payments included In liablities	1,811	617
Thereafter | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,140	8,074
Interest and other financing expense	$ 3,678	$ 3,574